Schedule of Movement in Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Balance at beginning of the year	$ 1,112,218	$ 1,482,957	$ 425,332	$ 804,103
Balance at beginning of the year	(1,076,509)	(1,435,346)	(418,432)	(570,951)
Balance at beginning of the year	568,163	757,552	1,476,057	192,180
Balance at beginning of the year	$ 603,872	$ 805,163	$ 1,482,957	$ 425,332